Lease Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Leases Liabilities [Abstract]
Expense relating to short term leases and low value assets	$ 12,530	$ 9,312